Software and equipment, net	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Software and equipment, net

7. Software and equipment, net

Software and equipment, net, consisted of the following:

	As of December 31,
	2022	2023
	RMB	RMB
Software	45,562	57,673
Computer and electronic equipment	285	285
Office furniture and equipment	5	5
Total	45,852	57,963
Less: Accumulated depreciation	(5,356)	(9,664)
Software and equipment, net	40,496	48,299

For the years ended December 31, 2021, 2022 and 2023, depreciation expense amounted to RMB1,526, RMB3,346 and RMB4,308, respectively.

LUCAS GC LIMITED

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2021, 2022 and 2023

(All amounts in thousands, except for share and per share data, unless otherwise noted)